UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07090

BlackRock California Insured Municipal 2008 Term Trust, Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Insured Municipal 2008 Term Trust, Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.5%
			California—141.3%
AAA	$2,635		Alameda Cnty., COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	$ 2,705,144
AAA	1,060		Anaheim Union High Sch. Dist., GO, Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	1,076,801
AAA	1,250		Anaheim Union High Sch. Dist., GO, Ser. A, 4.00%, 8/01/09, FSA	No Opt. Call	1,293,413
AAA	1,000		Burbank Elec. Rev., 3.50%, 6/01/09, MBIA	No Opt. Call	1,016,120
			California, GO,
AAA	2,000		5.00%, 6/01/09, MBIA	No Opt. Call	2,131,720
AAA	3,000		5.50%, 4/01/09, MBIA	No Opt. Call	3,238,410
AAA	3,000		5.50%, 2/01/10, MBIA	No Opt. Call	3,278,850
AAA	2,000		6.25%, 9/01/08, FGIC	No Opt. Call	2,178,920
AAA	15,000		6.30%, 9/01/08, MBIA	No Opt. Call	16,362,600
AAA	2,600		Castaic Lake Wtr. Agcy., COP, Wtr. Sys. Impvt.Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	3,063,112
AAA	1,135		Chaffey Cmnty. Coll. Dist., GO, Ser. A, 3.75%, 7/01/09, FSA	No Opt. Call	1,163,647
			Chula Vista, COP, Police Fac. Proj.,
AAA	1,000		4.00%, 8/01/08, MBIA	No Opt. Call	1,029,300
AAA	1,000		4.00%, 8/01/09, MBIA	No Opt. Call	1,034,730
AAA	5,500	[3]	Clovis Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	5,035,635
			Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A,
AAA	10,000		3.125%, 5/01/08, FSA	No Opt. Call	10,028,100
AAA	10,000		3.375%, 5/01/09, MBIA	No Opt. Call	10,082,000
AAA	1,000		Dept. of Wtr. Res. Wtr. Rev., Central Valley Proj., Ser. Z, 4.00%, 12/01/09, FGIC	No Opt. Call	1,036,390
AAA	1,855		El Paso De Robles, GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,636,240
AAA	4,025		Elsinore Valley Mun. Wtr. Dist., COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,429,392
AAA	1,055		Glendale Unified Sch. Dist., Ser. D, 3.50%, 9/01/09, MBIA	No Opt. Call	1,073,114
AAA	2,000		Hlth. Facs. Fin. Auth. Sutter Hlth. Care Sys. Proj., 5.70%, 8/15/09, MBIA	08/06 @ 102	2,085,520
			Long Beach Bd. of Fin. Auth. Tax Alloc. Rev., Redev. Projs.,
AAA	1,245		3.50%, 8/01/08, AMBAC	No Opt. Call	1,261,347
AAA	1,120		3.75%, 8/01/09, AMBAC	No Opt. Call	1,144,797
AAA	13,110		Los Angeles, GO, Ser. A, 3.50%, 9/01/09, MBIA	No Opt. Call	13,335,099
			Los Angeles Cnty., Asset Leasing Corp. Rev.,
AAA	2,910		3.80%, 12/01/07, AMBAC	No Opt. Call	3,092,137
AAA	8,090		3.85%, 12/01/08, AMBAC	No Opt. Call	8,825,381
AAA	8,600		4.05%, 12/01/09, AMBAC	No Opt. Call	9,578,078
AAA	4,405		Los Angeles Cnty. Met. Trans. Auth. Rev., Spl. Benefit Assmt. Dist A1, 3.75%,
			9/01/08, AMBAC	No Opt. Call	4,507,284
AAA	9,835		Los Angeles Cnty. Sanitation Dists. Fin. Auth. Rev., Ser. A, 4.00%, 10/01/09, FSA	No Opt. Call	10,190,830
AAA	6,000		Los Angeles Dept. of Arpts. Arpt. Rev., LA Intl. Arpt. Proj., Ser. B, 5.00%,
			5/15/09, MBIA	No Opt. Call	6,390,660
AAA	3,860		Los Angeles Sanitation Equip., Ser. A, 3.625%, 2/01/09, FSA	No Opt. Call	3,931,950
			Los Angeles Unified Sch. Dist.,
AAA	2,660		Ser. B, 3.00%, 10/01/08, FSA	No Opt. Call	2,663,006
AAA	7,500		Ser. F, 3.00%, 7/01/09, FSA	No Opt. Call	7,491,900
AAA	1,000		Mount Diablo Unified Sch. Dist., GO, 3.50%, 8/01/08, FSA	No Opt. Call	1,015,850
AAA	1,000		Orange Cnty. Local Trans. Auth. Sales Tax Rev., 6.00%, 2/15/09, MBIA	No Opt. Call	1,092,510
AAA	2,495		Pasadena Unified Sch. Dist., Ser. C, 3.50%, 11/01/08, FSA	No Opt. Call	2,534,995
AAA	2,100		Pub. Wks. Brd. Energy Efficiency Proj., Ser. A, 5.625%, 10/01/08, AMBAC	10/05 @ 102	2,149,518
AAA	3,345		Sacramento City Fin. Auth., City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	No Opt. Call	3,396,914
AAA	1,000		Sacramento City Unified Sch. Dist., 3.50%, 7/01/09, FGIC	No Opt. Call	1,016,460
			Sacramento Mun. Util. Dist. Elec. Rev., Ser. C,
AAA	825	[3]	5.75%, 11/15/07, MBIA	ETM	828,036
AAA	3,750	[3]	5.75%, 11/15/08, FGIC	ETM	3,763,800
AAA	3,950	[3]	5.75%, 11/15/09, MBIA	ETM	3,964,536
AAA	5,000	[3]	San Bernardino Cnty. Trans. Auth., Sales Tax Rev., 6.00%, 3/01/10, FGIC	ETM	5,375,150
			San Diego Cnty. Regl. Trans. Comm. Sales Tax Rev., Ser. A,
AAA	7,830	[3]	6.00%, 4/01/08, MBIA	ETM	8,247,339
AAA	2,500	[3]	6.00%, 4/01/08, FGIC	ETM	2,633,250
			San Diego Cnty., COP,
AAA	2,360		5.00%, 2/01/09, AMBAC	No Opt. Call	2,501,954
AAA	11,000		5.625%, 9/01/12, AMBAC	No Opt. Call	12,436,930
AAA	12,725		San Diego Pub. Facs. Fin. Auth. Wtr. Rev., 3.00%, 8/01/09, MBIA	No Opt. Call	12,711,003

1

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			California—(continued)
AAA	$ 1,250		San Francisco City & Cnty., GO, 4.00%, 6/15/09, FSA	No Opt. Call	$ 1,294,250
AAA	1,000	[3]	San Jose Redev. Agcy., 4.00%, 8/01/09, MBIA	ETM	1,034,000
AAA	1,000		San Mateo Cnty. Cmnty. Coll. Dist., GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	1,010,770
			Santa Ana Unified Sch. Dist., GO, Ser. B,
AAA	1,000		Zero Coupon, 8/01/08, FGIC	No Opt. Call	915,320
AAA	2,000		Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,764,140
AAA	4,030		Santa Barbara Cnty. Local Transp. Auth. Sales Tax Rev., 3.00%, 3/15/09, FSA	No Opt. Call	4,026,010
AAA	4,620		Santa Clara Valley Wtr. Dist., COP, 4.00%, 2/01/09, FGIC	No Opt. Call	4,760,448
AAA	2,470		Santa Clara, COP, Ser. B, 3.50%, 2/01/09, AMBAC	No Opt. Call	2,506,358
AAA	4,665		So. Coast Air Qual. Mgmt. Dist. Bldg. Corp., 4.00%, 8/01/09, AMBAC	No Opt. Call	4,827,016
AAA	2,500		Univ. of California, Ser. A, 5.00%, 5/15/09, AMBAC	No Opt. Call	2,667,175
AAA	2,000	[4]	Univ. of California, Ser. F, 5.00%, 9/01/06, FGIC	N/A	2,059,620

					237,924,979

			Puerto Rico—12.2%
			Elec. Pwr. Auth.,
AAA	5,280		Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	5,602,555
AAA	7,000		Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	7,433,300
AAA	3,000		Ser. KK, 4.50%, 7/01/09, XLCA	No Opt. Call	3,138,420
AAA	4,000		Mun. Fin. Agcy., Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,374,040

					20,548,315

			Total Long-Term Investments (cost $248,912,780)		258,473,294

			SHORT-TERM INVESTMENTS—7.2%
			California—6.3%
A-1+	5,000	[5]	Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. B-2, 2.34%, 10/03/05, FRDD	N/A	5,000,000
A-1+	1,500	[5]	Orange Cnty. Sanitation Dist., COP, Ser. A, 2.77%, 10/03/05, FRDD	N/A	1,500,000
A-1+	4,100	[5]	Vacaville Multi-Fam. Mtg. Quail Run Proj., Ser. A, 2.72%, 10/05/05, FRWD	N/A	4,100,000

					10,600,000

	Shares
	(000)

			Money Market Fund—0.9%
	1,550		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	1,550,000

			Total Short-Term Investments (cost $12,150,000)		12,150,000

			Total Investments—160.7% (cost $261,062,7806)		$ 270,623,294
			Other assets in excess of liabilities—1.4%		2,394,695
			Preferred shares at redemption value, including dividends payable—(62.1)%		(104,598,681)

			Net Assets Applicable to Common Shareholders—100%		$ 168,419,308

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2005.
[6]	Cost for Federal tax purposes is $260,363,954. The net unrealized appreciation on a tax basis is $10,259,340, consisting of $10,567,533 gross unrealized appreciation and $308,193 unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 95.7% of the Trust’s managed assets. The Trust has the following insurance concentrations:

AMBAC	– 20.6%
FGIC	– 13.9%
FSA	– 25.0%
MBIA	– 35.1%
XLCA	– 1.1%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock California Insured Municipal 2008 Term Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005